Capital and Leasing Commitments - Disclosure of Detailed Information About Operating Leases Explanatory (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating lease	$ 28,058	$ 25,089	$ 23,966
Not Later than One Year [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating lease	8,533	9,618	9,472
Between One Year and Five Years [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating lease	18,039	14,943	14,435
Later than Five Years [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating lease	$ 1,485	$ 528	$ 59